Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, liabilities measured on recurring basis

Description:	Level	December 31, 2022
Liabilities:
Warrant liability	3	$374
Convertible Notes	3	$10,911

Schedule of fair value measurements for common stock warrants

December 31, 2022
Exercise price	$15.00
Share price	$3.25
Volatility	85%
Expected life	4.84
Risk-free rate	4.01%
Dividend yield	-

Schedule of fair value of the convertible notes

December 31, 2022
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	-
Stock price	$3.25
Face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%